Nature of Operations and Basis of Presentation - Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 30, 2013
Buildings under deemed landlord financing
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Automotive Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Automotive Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years